Shareholder's Equity (Details 1) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Capital
Total number of shares issued	83,649,887	83,393,851
Treasury shares
Share Capital
Total number of shares issued	1,000,000
Cogna Group
Share Capital
Total number of shares issued	64,436,093
Free Float
Share Capital
Total number of shares issued	18,213,794
Class A common shares
Share Capital
Total number of shares issued	19,213,794	18,957,758
Total percentage of shares issued	23.00%
Class A common shares | Treasury shares
Share Capital
Total number of shares issued	1,000,000
Class A common shares | Cogna Group
Share Capital
Total number of shares issued	0
Class A common shares | Free Float
Share Capital
Total number of shares issued	18,213,794
Class B common shares
Share Capital
Total number of shares issued	64,436,093	64,436,093
Total percentage of shares issued	77.00%
Class B common shares | Treasury shares
Share Capital
Total number of shares issued	0
Class B common shares | Cogna Group
Share Capital
Total number of shares issued	64,436,093
Class B common shares | Free Float
Share Capital
Total number of shares issued	0